7. Income Taxes: Schedule of Reconciliation of Income Taxes at Statutory Income Tax Rates (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Details
Other Comprehensive Income (Loss), before Tax	$ (1,541,000)	$ (1,570,000)	$ (4,962,000)
Expected Income Recovery Based on Statutory Rate	(408,000)	(416,000)	(1,315,000)
Adjustment to Expected Income Tax Benefit	23,000
Permanent Differences	2,000	3,000	11,000
Change in Benefit of Tax Assets Not Recognized	$ 383,000	$ 413,000	$ 1,304,000